GENERAL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Business Acquisition [Line Items]
Working capital, net	$ 221	$ 0	$ 130
Property and equipment	565	0	2,486
Other intangible assets	190	0	1,690
Fair values of assets acquired and liabilities, Net	688	$ 0	$ 3,973
Global Telematics [Member]
Business Acquisition [Line Items]
Working capital, net	221
Property and equipment	565
Other intangible assets	190
Gain from a bargain purchase	(288)
Fair values of assets acquired and liabilities, Net	$ 688